Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets

5.	Intangible assets:

June 30, 2026	Cost	Accumulated amortization	Net book Value

Customer relationship	$1,362,035	$1,248,532	$113,503
	$1,362,035	$1,205,969	$113,503

December 31, 2025	Cost	Accumulated amortization	Net book Value

Customer relationship	$1,362,035	$1,163,405	$198,630
	$1,362,035	$1,163,405	$198,630

Amortization expense was $42,564 (June 30, 2025 - $42,564) for the quarter ended June 30, 2026.